EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Capitalized Costs on Projects

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition Cost
Balance at December 31, 2022	$235	$1,458	$26,628	$28,321
Additions	-	1	4	5
Disposals due to deconsolidation of IsoEnergy	-	-	(26,632)	(26,632)
Balance as at December 31, 2023	$235	$1,459	$-	$1,694

Deferred exploration costs
Balance at December 31, 2022	329,012	9,603	38,312	376,927
Additions:
General exploration and drilling	6,488	7,574	5,514	19,576
Environmental, permitting, and engagement	17,583	-	-	17,583
Technical, engineering and design	59,863	-	54	59,917
Geochemistry and assays	-	-	143	143
Geological and geophysical	323	2,978	2,732	6,033
Labour and wages	14,796	1,109	1,048	16,953
Share-based payments (Note 12)	5,605	-	1,262	6,867
Travel	954	-	303	1,257
Total Additions	105,612	11,661	11,056	128,329
Disposals due to deconsolidation of IsoEnergy	(6,226)	-	(49,368)	(55,594)
Balance as at December 31, 2023	$428,398	$21,264	$-	$449,662
Total costs, December 31, 2023	$428,633	$22,723	$-	$451,356

	Rook I	Other Athabasca Basin Properties	IsoEnergy Properties	Total
Acquisition cost
Balance at December 31, 2021	$235	$1,458	$26,660	$28,353
Additions	-	-	10	10
Dispositions	-	-	(42)	(42)
Balance as at December 31, 2022	$235	$1,458	$26,628	$28,321

Deferred exploration costs
Balance at December 31, 2021	$260,941	$9,180	$28,069	$298,190
Additions:
General exploration and drilling	7,705	-	5,613	13,318
Environmental, permitting, and engagement	12,005	-	-	12,005
Technical, engineering and design	32,703	-	-	32,703
Geochemistry and assays	-	-	190	190
Geological and geophysical	1,941	423	1,593	3,957
Labour and wages	8,818	-	837	9,655
Share-based payments (Note 12)	4,532	-	1,832	6,364
Travel	367	-	178	545
Total Additions	68,071	423	10,243	78,737
Balance as at December 31, 2022	$329,012	$9,603	$38,312	$376,927
Total costs, December 31, 2022	$329,247	$11,061	$64,940	$405,248